S000030470 [Member] Expense Example - Putnam Sustainable Retirement 2055 Fund	Jul. 31, 2025 USD ($)
Class R5 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	1,488
Class R4 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,654
Class R3 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	767
Expense Example, with Redemption, 10 Years	1,931
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	666
Expense Example, with Redemption, 3 Years	860
Expense Example, with Redemption, 5 Years	1,222
Expense Example, with Redemption, 10 Years	2,239
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	1,079
Expense Example, with Redemption, 10 Years	2,374
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	427
Expense Example, with Redemption, 5 Years	897
Expense Example, with Redemption, 10 Years	2,200
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	1,488
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	$ 1,371